Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Details) CAD in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD
Assumptions used to Determine Fair Value Options [Line Items]
Cash	$ 127	$ 68	CAD 67	CAD 51
Risk free interest rate	1.10%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected volatility rate	88.00%
Expected life	6 months
Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected volatility rate	98.00%
Expected life	10 months 17 days
Warrant [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Fair Value Assumptions, Expected Dividend Rate		0.00%
Employee Stock Option [Member] | Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate		0.33%
Expected volatility rate		57.00%
Expected life		10 months 24 days
Employee Stock Option [Member] | Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate		0.74%
Expected volatility rate		85.00%
Expected life		1 year 4 months 24 days